Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000248938
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	CFYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.cantormmf.com/documents.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,030,612,261
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,030,612,261
# of Master Fund Portfolio Holdings	132
Seven-day current yield after fee waiversFootnote Reference1	3.97%
Seven-day effective yield after fee waiversFootnote Reference1	4.05%
Seven-day current yield before fee waiversFootnote Reference1	3.93%
Seven-day effective yield before fee waiversFootnote Reference1	4.01%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Material Fund Change [Text Block]
C000246985
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	CFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.cantormmf.com/documents.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$15	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,030,612,261
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,030,612,261
# of Master Fund Portfolio Holdings	132
Seven-day current yield after fee waiversFootnote Reference1	3.85%
Seven-day effective yield after fee waiversFootnote Reference1	3.92%
Seven-day current yield before fee waiversFootnote Reference1	3.84%
Seven-day effective yield before fee waiversFootnote Reference1	3.91%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Material Fund Change [Text Block]
C000176976
Shareholder Report [Line Items]
Fund Name	Limited Purpose Cash Investment Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.lpcif.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 9,071,590,846
Holdings Count | Holding	111
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,071,590,846
# of Portfolio Holdings	111
Seven-day current yield after fee waiversFootnote Reference1	4.09%
Seven-day effective yield after fee waiversFootnote Reference1	4.17%
Seven-day current yield before fee waiversFootnote Reference1	4.03%
Seven-day effective yield before fee waiversFootnote Reference1	4.11%
Weighted average maturityFootnote Reference2	36 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	8.0%
Repurchase agreements	41.9%
U.S. treasury obligations	50.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	15.9%
JPMorgan Securities LLC Repurchase Agreement, 4.140%, due 11/03/25	11.0
BofA Securities, Inc. Repurchase Agreement, 4.150%, due 11/03/25	8.8
BofA Securities, Inc. Repurchase Agreement, 4.140%, due 11/03/25	6.1
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.5

Material Fund Change [Text Block]
C000007336
Shareholder Report [Line Items]
Fund Name	UBS Liquid Assets Government Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,029,750,575
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,029,750,575
# of Portfolio Holdings	76
Seven-day current yield after fee waiversFootnote Reference1	4.13%
Seven-day effective yield after fee waiversFootnote Reference1	4.22%
Seven-day current yield before fee waiversFootnote Reference1	4.09%
Seven-day effective yield before fee waiversFootnote Reference1	4.18%
Weighted average maturityFootnote Reference2	38 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	16.3%
U.S. treasury obligations	36.1%
Repurchase agreements	49.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	34.6%
MUFG Securities Americas, Inc. Repurchase Agreement, 4.130%, due 11/03/25	14.6
U.S. Treasury Bills, 4.232%, due 11/20/25	2.9
U.S. Treasury Bills, 4.350%, due 11/12/25	1.6
U.S. Treasury Bills, 4.350%, due 11/18/25	1.6

Material Fund Change [Text Block]
C000164453
Shareholder Report [Line Items]
Fund Name	UBS Prime Preferred Fund
Trading Symbol	UPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 10,308,885,086
Holdings Count | Holding	160
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$10,308,885,086
# of Master Fund Portfolio Holdings	160
Seven-day current yield after fee waiversFootnote Reference1	4.15%
Seven-day effective yield after fee waiversFootnote Reference1	4.24%
Seven-day current yield before fee waiversFootnote Reference1	4.11%
Seven-day effective yield before fee waiversFootnote Reference1	4.20%
Weighted average maturityFootnote Reference2	25 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	4.0%
Certificates of deposit	8.7%
Repurchase agreements	31.2%
Commercial paper	52.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	15.7%
Barclays Bank PLC Repurchase Agreement, 4.150%, due 11/03/25	11.8
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.840%, due 11/03/25	3.4
ABN AMRO Bank NV, 3.830%, due 11/03/25	2.3
Erste Finance Delaware LLC, 3.900%, due 11/05/25	2.0

Material Fund Change [Text Block]
C000164452
Shareholder Report [Line Items]
Fund Name	UBS Prime Reserves Fund
Trading Symbol	UPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 15,030,305,273
Holdings Count | Holding	160
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$15,030,305,273
# of Master Fund Portfolio Holdings	160
Seven-day current yieldFootnote Reference1	4.11%
Seven-day effective yieldFootnote Reference1	4.20%
Weighted average maturityFootnote Reference2	25 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	4.0%
Certificates of deposit	8.7%
Repurchase agreements	31.2%
Commercial paper	52.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	15.7%
Barclays Bank PLC Repurchase Agreement, 4.150%, due 11/03/25	11.8
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.840%, due 11/03/25	3.4
ABN AMRO Bank NV, 3.830%, due 11/03/25	2.3
Erste Finance Delaware LLC, 3.900%, due 11/05/25	2.0

Material Fund Change [Text Block]
C000248579
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Institutional Fund
Class Name	Institutional Shares
Trading Symbol	SIOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 7,411,023,663
Holdings Count | Holding	191
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$7,411,023,663
# of Master Fund Portfolio Holdings	191
Seven-day current yield after fee waiversFootnote Reference1	3.87%
Seven-day effective yield after fee waiversFootnote Reference1	3.95%
Seven-day current yield before fee waiversFootnote Reference1	3.86%
Seven-day effective yield before fee waiversFootnote Reference1	3.94%
Weighted average maturityFootnote Reference2	45 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.4%
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	2.9
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	1.9
U.S. Treasury Floating Rate Notes, 3.926%, due 11/03/25	1.5
U.S. Treasury Bills, 4.021%, due 11/04/25	1.4

C000248580
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class P
Trading Symbol	STAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 6,644,720,364
Holdings Count | Holding	191
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$6,644,720,364
# of Master Fund Portfolio Holdings	191
Seven-day current yield after fee waiversFootnote Reference1	3.91%
Seven-day effective yield after fee waiversFootnote Reference1	3.99%
Seven-day current yield before fee waiversFootnote Reference1	3.86%
Seven-day effective yield before fee waiversFootnote Reference1	3.93%
Weighted average maturityFootnote Reference2	45 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.4%
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	2.9
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	1.9
U.S. Treasury Floating Rate Notes, 3.926%, due 11/03/25	1.5
U.S. Treasury Bills, 4.021%, due 11/04/25	1.4

C000250059
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class T
Trading Symbol	SOPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 6,644,720,364
Holdings Count | Holding	191
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$6,644,720,364
# of Master Fund Portfolio Holdings	191
Seven-day current yield after fee waiversFootnote Reference1	3.91%
Seven-day effective yield after fee waiversFootnote Reference1	3.99%
Seven-day current yield before fee waiversFootnote Reference1	3.86%
Seven-day effective yield before fee waiversFootnote Reference1	3.94%
Weighted average maturityFootnote Reference2	45 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.4%
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	2.9
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	1.9
U.S. Treasury Floating Rate Notes, 3.926%, due 11/03/25	1.5
U.S. Treasury Bills, 4.021%, due 11/04/25	1.4

C000167199
Shareholder Report [Line Items]
Fund Name	UBS Select Government Institutional Fund
Trading Symbol	SEGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 9,587,855,998
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,587,855,998
# of Master Fund Portfolio Holdings	132
Seven-day current yieldFootnote Reference1	3.97%
Seven-day effective yieldFootnote Reference1	4.05%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.8%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Material Fund Change [Text Block]
C000167200
Shareholder Report [Line Items]
Fund Name	UBS Select Government Preferred Fund
Trading Symbol	SGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 14,317,280,816
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$14,317,280,816
# of Master Fund Portfolio Holdings	132
Seven-day current yield after fee waiversFootnote Reference1	4.01%
Seven-day effective yield after fee waiversFootnote Reference1	4.09%
Seven-day current yield before fee waiversFootnote Reference1	3.97%
Seven-day effective yield before fee waiversFootnote Reference1	4.05%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.8%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Material Fund Change [Text Block]
C000007334
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Institutional Fund
Trading Symbol	SETXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 19,019,900,570
Holdings Count | Holding	105
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$19,019,900,570
# of Master Fund Portfolio Holdings	105
Seven-day current yieldFootnote Reference1	3.94%
Seven-day effective yieldFootnote Reference1	4.02%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	32.4%
U.S. treasury obligations	65.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	26.4%
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	4.5
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	4.3
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	3.0
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	3.0

Material Fund Change [Text Block]
C000051800
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Preferred Fund
Trading Symbol	STPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 21,504,487,936
Holdings Count | Holding	105
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$21,504,487,936
# of Master Fund Portfolio Holdings	105
Seven-day current yield after fee waiversFootnote Reference1	3.98%
Seven-day effective yield after fee waiversFootnote Reference1	4.06%
Seven-day current yield before fee waiversFootnote Reference1	3.94%
Seven-day effective yield before fee waiversFootnote Reference1	4.02%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	32.4%
U.S. Treasury obligations	65.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	26.4%
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	4.5
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	4.3
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	3.0
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	3.0

Material Fund Change [Text Block]
C000200717
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class A
Trading Symbol	USIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://usshortduration.com/portfolio-holdings-form-nscr.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 329,606,613
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$329,606,613
# of Portfolio Holdings	157
Portfolio Turnover Rate	27%

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Short-term investments	1.2%
Asset-backed securities	15.3%
Commercial paper	19.0%
Corporate bonds	64.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.000%, due 11/03/25	3.9%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.6
Bank of Nova Scotia, 4.750%, due 02/02/26	1.5
Duke Energy Corp., 4.277%, due 11/13/25	1.5
Sumitomo Mitsui Trust, 4.020%, due 01/20/26	1.5

Material Fund Change [Text Block]
C000200719
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class I
Trading Symbol	USDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://usshortduration.com/portfolio-holdings-form-nscr.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 329,606,613
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$329,606,613
# of Portfolio Holdings	157
Portfolio Turnover Rate	27%

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Short-term investments	1.2%
Asset-backed securities	15.3%
Commercial paper	19.0%
Corporate bonds	64.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.000%, due 11/03/25	3.9%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.6
Bank of Nova Scotia, 4.750%, due 02/02/26	1.5
Duke Energy Corp., 4.277%, due 11/13/25	1.5
Sumitomo Mitsui Trust, 4.020%, due 01/20/26	1.5

Material Fund Change [Text Block]
C000200718
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class P
Trading Symbol	USIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://usshortduration.com/portfolio-holdings-form-nscr.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 329,606,613
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$329,606,613
# of Portfolio Holdings	157
Portfolio Turnover Rate	27%

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Short-term investments	1.2%
Asset-backed securities	15.3%
Commercial paper	19.0%
Corporate bonds	64.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.000%, due 11/03/25	3.9%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.6
Bank of Nova Scotia, 4.750%, due 02/02/26	1.5
Duke Energy Corp., 4.277%, due 11/13/25	1.5
Sumitomo Mitsui Trust, 4.020%, due 01/20/26	1.5

Material Fund Change [Text Block]
C000167202
Shareholder Report [Line Items]
Fund Name	UBS RMA Government Money Market Fund
Trading Symbol	RMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$35	0.68%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 929,552,762
Holdings Count | Holding	132
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$929,552,762
# of Master Fund Portfolio Holdings	132
Seven-day current yieldFootnote Reference1	3.45%
Seven-day effective yieldFootnote Reference1	3.50%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Material Fund Change [Text Block]